Significant accounting policies (Details) - Schedule of consolidated statement of profit or loss and other comprehensive income - MXN ($) $ in Thousands		12 Months Ended
	Jan. 03, 2021	Dec. 31, 2021
Adjusted [Member]
Condensed Statement of Income Captions [Line Items]
Net revenue	$ 7,237,628	$ 10,067,683
Cost of sales	3,280,348	4,498,008
Gross profit	3,957,280	5,569,675
Administrative expenses	667,647	1,247,742
Selling expenses	895,275	1,256,289
Distribution expenses	331,023	463,779
Total operating expense	1,893,945	2,967,810
Operating income	2,063,335	2,601,865
Income before income taxes	824,105	2,562,495
Current income tax		791,856
Deferred income tax	(51,173)	22,700
Net income for the year	298,444	1,747,939
Previously Presented [Member]
Condensed Statement of Income Captions [Line Items]
Net revenue	7,260,408	10,039,668
Cost of sales	3,290,994	4,399,164
Gross profit	3,969,414	5,640,504
Administrative expenses	664,677	1,247,436
Selling expenses	853,355	1,264,581
Distribution expenses	331,023	463,779
Total operating expense	1,849,055	2,975,796
Operating income	2,120,359	2,664,708
Income before income taxes	881,129	2,625,338
Current income tax		782,901
Deferred income tax	(34,066)	41,553
Net income for the year	338,361	1,800,884
Increase (decrease) due to changes in accounting policy [member]
Condensed Statement of Income Captions [Line Items]
Net revenue	(22,780)	28,015
Cost of sales	(10,646)	98,844
Gross profit	(12,134)	(70,829)
Administrative expenses	2,970	306
Selling expenses	41,920	(8,292)
Distribution expenses
Total operating expense	44,890	(7,986)
Operating income	(57,024)	(62,843)
Income before income taxes	(57,024)	(62,843)
Current income tax		8,955
Deferred income tax	(17,107)	(18,853)
Net income for the year	$ (39,917)	$ (52,945)